Employee Defined Contribution Plan - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Employee Benefit Expenses	$ 12,040	$ 9,377	$ 5,695